Investments in Equity Affiliates (Tables)	12 Months Ended
Dec. 31, 2017
Investments in Equity Affiliates
Summary of the company's investments in equity affiliates

The following is a summary of our investments in equity affiliates (in thousands):

	Investments in Equity Affiliates at
Equity Affiliates	December 31, 2017	December 31, 2016	UPB of Loans to Equity Affiliates at December 31, 2017
Arbor Residential Investor LLC	$19,193	$28,917	$—
West Shore Café	2,140	2,051	1,688
Lightstone Value Plus REIT L.P	1,895	1,895	—
JT Prime	425	425	—
East River Portfolio	—	83	—
Lexford Portfolio	—	—	—
Issuers of Junior Subordinated Notes	—	578	—

Total	$23,653	$33,949	$1,688

Summary of condensed combined balance sheets for the Company's unconsolidated investments in equity affiliates

        The condensed combined balance sheets for our unconsolidated investments in equity affiliates are as follows (in thousands):

	December 31,
	2017			2016
Condensed Combined Balance Sheets	ARI	Other	Total	ARI	Other	Total
Assets:
Cash and cash equivalents	$26,419	$36,304	$62,723	$21,257	$33,342	$54,599
Real estate assets	303,098	584,580	887,678	360,412	601,713	962,125
Other assets	137,782	54,537	192,319	125,941	45,022	170,963

Total assets	467,299	675,421	1,142,720	507,610	680,077	1,187,687

Liabilities:
Notes payable	357,410	702,495	1,059,905	380,468	703,752	1,084,220
Other liabilities	34,964	15,885	50,849	13,329	16,390	29,719

Total liabilities	392,374	718,380	1,110,754	393,797	720,142	1,113,939

Stockholders' equity Arbor(1)	19,193	4,460	23,653	28,917	4,454	33,371
Stockholders' equity	55,732	(47,419)	8,313	84,896	(44,519)	40,377

Total stockholders' equity	74,925	(42,959)	31,966	113,813	(40,065)	73,748

Total liabilities and equity	$467,299	$675,421	$1,142,720	$507,610	$680,077	$1,187,687

(1)	Amount at December 31, 2016, when combined with $0.6 million of equity relating to the issuance of junior subordinated notes, equals $33.9 million of investments in equity affiliates.

Summary of condensed combined statements of operations for our unconsolidated investments in equity affiliates

        The condensed combined statements of operations for our unconsolidated investments in equity affiliates are as follows (in thousands):

	Year Ended December 31,
	2017			2016			2015
Statements of Operations:	ARI	Other	Total	ARI	Other	Total	ARI	Other	Total
Revenue:
Rental income	$—	$103,873	$103,873	$—	$99,417	$99,417	$—	$95,938	$95,938
Interest income	9,248	259	9,507	11,726	259	11,985	9,957	259	10,216
Operating income	143,743	—	143,743	195,905	—	195,905	129,567	1,364	130,931
Reimbursement income	—	7,378	7,378	—	7,085	7,085	—	6,801	6,801
Other income	2,909	8,420	11,329	213	8,060	8,273	196	15,124	15,320

Total revenues	155,900	119,930	275,830	207,844	114,821	322,665	139,720	119,486	259,206

Expenses:
Operating expenses	154,837	58,289	213,126	142,297	56,679	198,976	101,165	56,608	157,773
Interest expense	11,436	32,918	44,354	13,331	32,687	46,018	9,824	33,943	43,767
Depreciation and amortization	1,384	29,155	30,539	1,127	29,249	30,376	752	21,011	21,763
Other expenses	22,000	471	22,471	—	91	91	—	1,628	1,628

Total expenses	189,657	120,833	310,490	156,755	118,706	275,461	111,741	113,190	224,931

Net (loss) income	$(33,757)	$(903)	$(34,660)	$51,089	$(3,885)	$47,204	$27,979	$6,296	$34,275

Arbor's share of (loss) income(1)	$(7,247)	$2,796	$(4,451)	$9,950	$3,045	$12,995	$6,600	$5,701	$12,301

(1)	Amount for the year ended December 31, 2017, when combined with the $1.5 million equity participation interest received, equals a loss of $3.0 million.